Shareholders' Equity - Schedule of Share Capital (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares
Ordinary shares [member]
Schedule of Share Capital [Line Items]
Opening balance, Shares	14,919,017	14,919,017	1,103,368
Opening balance, Amount (in Euro) | €	€ 2		€ 2
Issue of shares – ATM	2,345,452	2,345,452	10,000
Issue of shares – ATM (in Dollars) | $		$ 1
Issue of shares – share based payments	107,500	107,500
Issue of shares – Macquarie	1,732,430	1,732,430
Issue of shares – QIND merger	3,818,969	3,818,969
Closing balance, Shares	22,923,368	22,923,368	14,919,017
Closing balance, Amount (in Euro) | €	€ 3		€ 2
Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Opening balance, Shares
Opening balance, Amount (in Euro) | €
Issue of shares – ATM
Issue of shares – share based payments
Issue of shares – Macquarie
Issue of shares – QIND merger	4,171,327	4,171,327
Closing balance, Shares	4,171,327	4,171,327
Closing balance, Amount (in Euro) | €